INTEREST AND ACCRETION EXPENSE - Accretion Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LONG TERM DEBT
Accretion of site closure provision	$ 508	$ 223
Total accretion expense	1,522	1,605
Project loan (note XXX)
LONG TERM DEBT
Accretion expense	261
Newmont loan
LONG TERM DEBT
Accretion expense	366	$ 1,382
Credit Facility
LONG TERM DEBT
Accretion expense	$ 387